Destiny Alternative Fund (TEI) LLC

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Fair Value
Investment in Destiny Alternative Fund LLC (cost -$18,392,789) (1) - 99.0%	$22,440,021
Assets in excess of other liabilities - 1.0%	237,891
Total Members' Capital - 100.0%	$22,677,912

(1)	Invests the majority of its assets in Destiny Alternative Fund LLC.
The Schedule of Investments of Destiny Alternative Fund LLC is included below.

See accompanying Notes to Schedule of Investments.

Destiny Alternative Fund (TEI) LLC
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Note 1 – Valuation of Investments

Because Destiny Alternative Fund (TEI) LLC (the “Fund”) invests all or substantially all of its assets in Destiny Alternative Fund LLC (the “Master Fund”), (through Destiny Alternative Fund Limited (the “Offshore Fund”)), the value of the assets of the Fund will depend on the value of its pro rata interest in the Master Fund. The Board and the Master Fund Board have approved valuation procedures for the Fund and the Master Fund, which are in substance identical (the “Valuation Procedures”). The Schedule of Investments for the Master Fund is included in this filing. Please refer to the accounting policies disclosed in the notes to schedule of investments of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Destiny Alternative Fund LLC

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Investment Name	Percentage of Net Assets	Fair Value	Cost	Country	Redemption Frequency	Initial Acquisition Date	Redemption Notice Period
Investments with underlying funds *
Credit
DSC Meridian Credit Opportunities Fund LPa,b,c	6.13%	$2,170,626	$1,667,462	United States	Quarterly	3/1/2022	75 days
Total credit	6.13	2,170,626	1,667,462
Event Driven
Sachem Head L.P. [a,b,c]	6.26	2,216,043	1,682,328	United States	Quarterly	3/1/2022	70 days
Total event driven	6.26	2,216,043	1,682,328
Long/Short Equity
Cooper Square Fund II, LPa,b	1.34	473,285	504,806	United States	Quarterly	8/1/2022	60 days
RA Capital Healthcare Fund, LPa,b,d	6.04	2,138,057	2,251,974	United States	Quarterly	10/1/2020	95 days
SEG Partners II, L.P.[a,b]	6.55	2,317,785	1,777,837	United States	Quarterly	10/1/2020	45 days
Total long/short equity	13.93	4,929,127	4,534,617
Multi Strategy
Linden Investors LPa,b,c	4.68	1,657,484	1,500,000	United States	Quarterly	6/3/2024	65 days
Point72 Capital, LPa,b,c,d	8.33	2,946,145	2,025,556	United States	Quarterly	4/1/2022	45 days
Walleye Opportunity Fund LPa,b,c	6.99	2,472,605	2,250,000	United States	Quarterly	5/3/2024	30 days
Total multi strategy	20.00	7,076,234	5,775,556
Private Equity
137 Holdings AI II, LLC[a,b]	1.27	450,854	274,414	United States	Not Permitted	2/21/2024	N/A
137 Holdings MA LLC-Series 2024-1[a,b]	0.85	299,041	300,000	United States	Not Permitted	10/24/2024	N/A
137 Holdings SXVII, LLC[a,b]	2.10	743,617	300,598	United States	Not Permitted	6/1/2022	N/A
137 Ventures VI, LPa,b	1.93	681,562	662,224	United States	Not Permitted	11/28/2023	N/A
Arlington Capital Partners VI, L.P.[a,b]	2.49	882,493	780,053	United States	Not Permitted	12/21/2023	N/A
Blackstone Capital Partners Asia II L.P.[a,b]	2.30	812,610	443,130	Cayman Islands	Not Permitted	5/1/2021	N/A
Blackstone Growth L.P.[a,b]	3.75	1,326,929	1,393,992	United States	Not Permitted	12/4/2020	N/A
Blackstone Tactical Opportunities Fund (Songs Co-Invest) L.P.[a,b]	0.60	212,860	198,604	United States	Not Permitted	4/6/2022	N/A
GPS II L.P.[a,b]	0.56	196,728	151,246	Guernsey	Not Permitted	3/9/2023	N/A
Hedosophia Partners III L.P. [a,b]	3.79	1,342,293	1,054,830	Guernsey	Not Permitted	10/30/2020	N/A
Hedosophia Partners V L.P.[a,b]	1.00	355,425	348,162	Guernsey	Not Permitted	12/31/2021	N/A
Hedosophia Partners V Parallel L.P. [a,b]	0.48	169,611	150,753	Guernsey	Not Permitted	12/31/2021	N/A
Hedosophia Partners VI L.P.[a,b]	1.63	575,003	655,753	Guernsey	Not Permitted	5/20/2024	N/A
Hedosophia SP A L.P.[a,b]	0.72	253,720	253,720	Guernsey	Not Permitted	10/23/2024	N/A
HOF Capital WH Strategic Opportunities Fund, LPa,b	0.82	291,125	292,950	United States	Not Permitted	6/21/2024	N/A
HS Investments VI A LPa,b	0.85	300,709	301,200	Guernsey	Not Permitted	7/2/2024	N/A
Point72 Hyperscale International, L.P. [a,b]	0.93	329,709	384,596	Cayman Islands	Not Permitted	4/8/2021	N/A
Point72 Hyperscale, L.P. [a,b]	0.93	330,415	385,865	United States	Not Permitted	4/8/2021	N/A
Quiet Venture III, L.P.[a,b]	1.23	435,503	438,897	United States	Not Permitted	9/8/2023	N/A
RA Capital Nexus Fund II, LPa,b	0.56	196,883	146,847	United States	Not Permitted	10/23/2020	N/A
RA Capital Nexus International Fund II, LP [a,b]	0.87	306,268	234,837	Cayman Islands	Not Permitted	10/23/2020	N/A
Seer Capital Regulatory Capital Relief Fund LPa,b	1.49	527,687	474,669	Cayman Islands	Not Permitted	6/3/2024	N/A
WhiteHawk IV Onshore Fund, L.P.[a,b]	0.45	157,976	151,100	United States	Not Permitted	7/12/2024	N/A
Total private equity	31.60	11,179,021	9,778,440

Investments with underlying funds	77.92%	$27,571,051	$23,438,403

*	Investments with underlying funds do not issue shares of units.
[a]	Non-income producing.
[b]	Investments with underlying funds are issued in private placement transactions and as such are restricted to resale.
[c]	Investments with underlying funds can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investments with underlying funds.
[d]	Investments with underlying funds can institute a gate provision on redemptions at the fund level of 20-25% of the fair value of the investment in the Investments with underlying funds.

Destiny Alternative Fund LLC

SCHEDULE OF INVESTMENTS - CONTINUED

As of December 31, 2024 (Unaudited)

	Percentage of Net Assets	Fair Value	Cost	Number of Shares
Investment in securities, at fair value
Mutual Funds
United States
Financials
RiverNorth/DoubleLine Strategic Income Fund	0.51%	$179,061	$209,271	20,394
Janus Henderson Developed World Bond Fund	0.43	153,649	201,101	19,903
Voya Securitized Credit Fund	0.60	212,336	213,799	22,422
Total Mutual Funds	1.54%	$545,046	$624,171
Short-Term Investments
Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.32%[1]	20.85	7,379,850	7,379,850	7,379,850
Total investment in securities, at fair value	22.39%	$7,924,896	$8,004,021

Total investments with underlying funds and investments in securities	100.31	35,495,947
Liabilities in excess of other assets	(.31)	(108,511)
Total Net Assets	100.00%	$35,387,436

1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Destiny Alternative Fund LLC
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, (“UMBFS” or the “Administrator”) calculates the Fund’s NAV as of the close of business on the last day of each quarter and at such other times as the Board may determine, including in connection with repurchases of Units, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P., (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

The Fund values its investments in private Underlying Funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act). Fair value as of each quarter-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each private Underlying Fund in accordance with the private Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the private Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such private Underlying Fund based on the most recent final or estimated value reported by the private Underlying Fund, as well as any other relevant information available at the time the Valuation Designee values the portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private Underlying Fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally accepted accounting principles and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Destiny Alternative Fund LLC
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in Underlying Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration. To the extent the Fund invests in securities or other instruments that are not investments in Underlying Funds, the Fund, as applicable, will generally value such assets as described below. Securities traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price, and (2) on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Securities traded on NASDAQ for which the NOCP is not available will be valued at the mean between the closing bid and asked prices in this market. Securities traded on a foreign securities exchange generally will be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. Except as specified above, the value of a security, derivative, or synthetic security that is not actively traded on an exchange shall be determined by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models, or combinations of these. If the Valuation Designee believes that the value received from the pricing service does not reflect fair value then the Valuation Designee will fair value the security using another methodology.

Debt securities generally will be valued by the Valuation Designee using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Fund or its Valuation Designee to represent fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

The Fund will generally value shares of ETFs at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee (in reliance on the underlying Funds and/or their administrators) regarding appropriate valuations should prove incorrect.

Note 2 – Fair Value Measurements and Disclosure

ASC 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Destiny Alternative Fund LLC
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy. As such, investments with underlying funds with a fair value of $27,571,051 are excluded from the fair value hierarchy as of December 31, 2024.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Mutual Funds	$7,924,896	$-	$-	$7,924,896
Subtotal	$7,924,896	$-	$-	$7,924,896
Investments with Underlying Funds				27,571,051
Total Investments				$35,495,947